Warrant liability (Details Narrative) - Derivative Financial Liability [Member]	12 Months Ended
Dec. 31, 2021 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants exercisable | shares	7,923,077
Warrants exercisable share price | $ / shares	$ 0.80
Fair value of warrants	$ 2,371,174
Change in fair value of derivative financial liability	$ 1,747,884